American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2024

Global Bond Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 30.7%
Australia — 1.1%
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	3,180,741
Australia Government Bonds, 3.00%, 11/21/33	AUD	14,650,000	8,808,327
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,057,142
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,179,397
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	11,842,775
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,282,125
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,654,110
			36,004,617
Austria — 0.3%
Republic of Austria Government Bonds, 0.90%, 2/20/32(1)	EUR	2,750,000	2,622,266
Republic of Austria Government Bonds, 4.15%, 3/15/37(1)	EUR	3,939,000	4,798,593
Republic of Austria Government Bonds, 0.00%, 10/20/40(1)(2)	EUR	3,000,000	2,002,198
			9,423,057
Belgium — 0.6%
Kingdom of Belgium Government Bonds, 0.80%, 6/22/28(1)	EUR	2,000,000	2,028,623
Kingdom of Belgium Government Bonds, 0.10%, 6/22/30(1)	EUR	5,000,000	4,684,478
Kingdom of Belgium Government Bonds, 0.35%, 6/22/32(1)	EUR	3,000,000	2,702,530
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,554,139
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,401,351
Kingdom of Belgium Government Bonds, 3.30%, 6/22/54(1)	EUR	1,450,000	1,532,169
			19,903,290
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		$4,000,000	3,940,372
Canada — 2.9%
Canada Government Bonds, 1.50%, 6/1/26	CAD	15,000,000	10,490,711
Canada Government Bonds, 3.50%, 3/1/28	CAD	17,200,000	12,608,392
Canada Government Bonds, 3.25%, 9/1/28	CAD	36,900,000	26,867,925
Canada Government Bonds, 2.25%, 6/1/29	CAD	3,700,000	2,591,407
Canada Government Bonds, 1.50%, 6/1/31	CAD	3,500,000	2,286,072
Canada Government Bonds, 2.00%, 6/1/32	CAD	1,000,000	667,541
Canada Government Bonds, 2.75%, 12/1/48	CAD	3,250,000	2,164,540
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,225,357
Canada Housing Trust No. 1, 2.35%, 6/15/27(1)	CAD	3,120,000	2,196,598
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	20,529,204
Province of Quebec, 5.75%, 12/1/36	CAD	12,032,000	10,149,268
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,689,099
			96,466,114
Chile — 0.2%
Chile Government International Bonds, 4.85%, 1/22/29		$2,911,000	2,915,235
Chile Government International Bonds, 4.95%, 1/5/36		4,900,000	4,788,705
			7,703,940
China — 7.0%
China Government Bonds, 2.64%, 1/15/28	CNY	1,067,000,000	152,007,516
China Government Bonds, 2.54%, 12/25/30	CNY	467,000,000	66,806,659
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,011,225
			228,825,400

Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		$880,000	919,706
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,322,534
			3,242,240
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,436,156
Denmark — 0.1%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	4,654,598
Finland — 0.2%
Finland Government Bonds, 0.125%, 4/15/36(1)	EUR	4,000,000	3,148,726
Finland Government Bonds, 1.375%, 4/15/47(1)	EUR	3,045,000	2,421,846
			5,570,572
France — 3.1%
French Republic Government Bonds OAT, 0.75%, 11/25/28(1)	EUR	17,000,000	16,987,096
French Republic Government Bonds OAT, 2.75%, 2/25/29(1)	EUR	19,500,000	21,147,558
French Republic Government Bonds OAT, 5.50%, 4/25/29(1)	EUR	42,980	52,242
French Republic Government Bonds OAT, 0.00%, 11/25/29(1)(2)	EUR	21,650,000	20,349,806
French Republic Government Bonds OAT, 2.50%, 5/25/30(1)	EUR	3,845,000	4,118,982
French Republic Government Bonds OAT, 0.00%, 5/25/32(1)(2)	EUR	25,500,000	22,195,980
French Republic Government Bonds OAT, 5.75%, 10/25/32(1)	EUR	2,675,000	3,503,177
French Republic Government Bonds OAT, 2.00%, 11/25/32(1)	EUR	5,100,000	5,168,580
French Republic Government Bonds OAT, 1.25%, 5/25/38(1)	EUR	4,621,000	3,920,876
French Republic Government Bonds OAT, 3.25%, 5/25/45(1)	EUR	3,433,000	3,659,746
French Republic Government Bonds OAT, 0.75%, 5/25/52(1)	EUR	2,000,000	1,143,635
			102,247,678
Germany — 2.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	5,500,000	5,060,488
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	3,100,000	3,233,028
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,613,200
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	8,450,000	7,617,239
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	1,006,017
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,057,176
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	6,660,000	6,157,207
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, 4/15/26	EUR	36,864,969	38,977,880
			66,722,235
Indonesia — 1.4%
Indonesia Government International Bonds, 4.65%, 9/20/32		$500,000	490,521
Indonesia Treasury Bonds, 6.875%, 4/15/29	IDR	257,520,000,000	15,946,433
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	260,830,000,000	15,733,634
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	224,740,000,000	13,904,015
			46,074,603
Ireland — 0.4%
Ireland Government Bonds, 1.10%, 5/15/29	EUR	3,850,000	3,918,189
Ireland Government Bonds, 0.20%, 10/18/30	EUR	1,500,000	1,416,331
Ireland Government Bonds, 0.40%, 5/15/35	EUR	8,650,000	7,346,424
Ireland Government Bonds, 0.55%, 4/22/41	EUR	1,500,000	1,119,855
Ireland Government Bonds, 1.50%, 5/15/50	EUR	320,000	254,874
			14,055,673
Israel — 0.2%
Israel Government Bonds - Fixed, 1.30%, 4/30/32	ILS	27,000,000	5,577,624
Italy — 1.2%
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,875,527
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,300,000	2,529,448
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	902,348
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,585,458

Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,199,401
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,879,147
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	337,301
Italy Buoni Poliennali Del Tesoro, 4.20%, 3/1/34	EUR	3,000,000	3,414,770
			37,723,400
Japan — 3.4%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,742,679
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	8,635,318
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	10,166,734
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	3,129,486
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	3,398,904
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	6,381,953
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	8,419,539
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,515,807
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	2,090,263
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,767,462
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,678,080
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	9,831,464
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	6,147,872
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	6,863,080
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,412,446
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,973,166
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,551,894
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	5,018,317
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,971,233
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,492,707
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,464,206
			110,652,610
Malaysia — 0.2%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	7,565,094
Mexico — 0.4%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	7,668,268
Mexico Government International Bonds, 4.15%, 3/28/27		$3,018,000	2,961,932
Mexico Government International Bonds, 6.35%, 2/9/35		2,928,000	3,013,505
			13,643,705
Netherlands — 0.7%
Netherlands Government Bonds, 0.75%, 7/15/28(1)	EUR	5,500,000	5,588,594
Netherlands Government Bonds, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	8,238,911
Netherlands Government Bonds, 0.50%, 7/15/32(1)	EUR	800,000	743,262
Netherlands Government Bonds, 2.50%, 7/15/33(1)	EUR	5,000,000	5,402,723
Netherlands Government Bonds, 0.00%, 1/15/38(1)(2)	EUR	600,000	452,847
Netherlands Government Bonds, 2.75%, 1/15/47(1)	EUR	2,080,000	2,269,514
			22,695,851
New Zealand — 0.5%
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	26,400,000	13,310,943
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,363,541
			15,674,484
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	246,126
Panama — 0.4%
Panama Government International Bonds, 7.50%, 3/1/31		$5,200,000	5,519,119
Panama Government International Bonds, 6.875%, 1/31/36		4,818,000	4,838,073
Panama Government International Bonds, 8.00%, 3/1/38		3,089,000	3,333,450
			13,690,642

Peru — 0.0%
Peru Government International Bonds, 8.75%, 11/21/33		500,000	615,828
Philippines — 0.0%
ROP Sukuk Trust, 5.05%, 6/6/29(1)		1,400,000	1,410,500
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,206,880
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	1,550,000	1,852,734
Romania — 0.1%
Romania Government International Bonds, 6.00%, 5/25/34(1)		$2,500,000	2,496,219
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		3,175,000	3,173,301
Saudi Government International Bonds, 4.75%, 1/16/30(1)		14,000,000	13,993,840
			17,167,141
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,180,872
Spain — 1.1%
Spain Government Bonds, 0.00%, 1/31/28(2)	EUR	7,660,000	7,555,330
Spain Government Bonds, 5.15%, 10/31/28(1)	EUR	1,263,000	1,502,685
Spain Government Bonds, 0.10%, 4/30/31(1)	EUR	11,750,000	10,651,568
Spain Government Bonds, 3.15%, 4/30/33(1)	EUR	5,560,000	6,109,303
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,102,510
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,575,406
			34,496,802
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,665,704
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,713,841
			4,379,545
Thailand — 0.2%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	7,691,554
United Kingdom — 1.7%
U.K. Gilts, 0.25%, 7/31/31	GBP	8,300,000	8,392,672
U.K. Gilts, 1.00%, 1/31/32	GBP	9,500,000	9,965,085
U.K. Gilts, 3.25%, 1/31/33	GBP	11,340,000	13,873,287
U.K. Gilts, 4.625%, 1/31/34	GBP	1,600,000	2,166,587
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	12,225,135
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,238,645
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,584,556
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,636,680
			57,082,647
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,105,906,026)			1,011,320,803
CORPORATE BONDS — 28.6%
Aerospace and Defense — 0.7%
Boeing Co., 5.81%, 5/1/50		1,542,000	1,437,961
Bombardier, Inc., 7.25%, 7/1/31(1)		3,444,000	3,549,768
Bombardier, Inc., 7.00%, 6/1/32(1)		2,645,000	2,707,730
L3Harris Technologies, Inc., 5.50%, 8/15/54(3)		1,005,000	999,658
Northrop Grumman Corp., 4.90%, 6/1/34		1,071,000	1,068,311
Northrop Grumman Corp., 5.15%, 5/1/40		925,000	905,578
RTX Corp., 6.40%, 3/15/54		2,165,000	2,434,636
Spirit AeroSystems, Inc., 4.60%, 6/15/28		1,027,000	974,002
TransDigm, Inc., 6.75%, 8/15/28(1)		3,482,000	3,553,284
TransDigm, Inc., 6.625%, 3/1/32(1)		3,950,000	4,045,103
			21,676,031

Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		2,000,000	2,075,095
GXO Logistics, Inc., 6.50%, 5/6/34		970,000	1,010,071
United Parcel Service, Inc., 5.50%, 5/22/54		880,000	890,113
			3,975,279
Automobile Components — 0.2%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		7,256,000	7,506,825
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 5.85%, 5/17/27		1,750,000	1,768,847
Ford Motor Credit Co. LLC, 6.125%, 3/8/34		1,500,000	1,502,675
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,405,000	1,422,144
General Motors Financial Co., Inc., 5.95%, 4/4/34		2,860,000	2,916,125
Hyundai Capital America, 6.50%, 1/16/29(1)		472,000	499,384
Hyundai Capital America, 6.20%, 9/21/30(1)		933,000	989,734
Toyota Motor Credit Corp., 5.55%, 11/20/30		1,850,000	1,942,479
Volkswagen Leasing GmbH, 4.625%, 3/25/29	EUR	1,000,000	1,134,634
			12,176,022
Banks — 6.9%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	585,012
Abanca Corp. Bancaria SA, VRN, 5.875%, 4/2/30	EUR	3,000,000	3,528,581
Banca Monte dei Paschi di Siena SpA, VRN, 4.75%, 3/15/29	EUR	2,000,000	2,203,691
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,624,121
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	3,709,353
Bancolombia SA, VRN, 4.625%, 12/18/29		3,109,000	3,082,932
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	1,001,515
Bank of America Corp., VRN, 5.82%, 9/15/29		635,000	657,668
Bank of America Corp., VRN, 5.29%, 4/25/34		3,485,000	3,519,127
Bank of America Corp., VRN, 5.47%, 1/23/35		5,010,000	5,124,784
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,933,516
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	5,100,000	4,881,191
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,078,193
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	738,689
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,713,975
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	1,500,000	2,062,990
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,505,000	1,529,194
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)		2,680,000	2,718,831
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,235,112
BPCE SA, VRN, 2.50%, 11/30/32	GBP	2,000,000	2,318,570
BPCE SA, VRN, 4.125%, 3/8/33	EUR	2,000,000	2,208,820
BPCE SA, VRN, 7.00%, 10/19/34(1)		1,785,000	1,956,636
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,031,309
Caixa Geral de Depositos SA, VRN, 5.75%, 10/31/28	EUR	2,000,000	2,318,700
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,190,746
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33		1,665,000	1,769,676
Citigroup, Inc., VRN, 6.27%, 11/17/33		1,605,000	1,719,801
Citigroup, Inc., VRN, 5.83%, 2/13/35		2,600,000	2,636,408
Commerzbank AG, VRN, 6.50%, 12/6/32	EUR	1,500,000	1,731,826
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	9,940,028
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	2,277,447
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	588,802
Danske Bank AS, VRN, 1.55%, 9/10/27(1)		1,410,000	1,313,117
Danske Bank AS, VRN, 5.71%, 3/1/30(1)		1,075,000	1,099,904
Danske Bank AS, VRN, 4.125%, 1/10/31	EUR	1,200,000	1,349,106
Eurobank SA, VRN, 5.875%, 11/28/29	EUR	2,000,000	2,317,815
Eurobank SA, VRN, 4.875%, 4/30/31	EUR	2,000,000	2,246,239

European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	8,994,089
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,746,520
Fifth Third Bancorp, 8.25%, 3/1/38		2,845,000	3,496,108
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,812,081
International Bank for Reconstruction & Development, Series GDIF, 0.00%, 2/21/30(2)	EUR	20,413,000	19,107,983
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,236,637
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)		2,245,000	2,539,555
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	2,899,080
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		371,000	360,903
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29		4,580,000	4,662,558
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29		2,808,000	2,946,022
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34		410,000	443,999
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,966,000	1,997,850
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		1,412,000	1,480,429
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35		1,386,000	1,405,992
Kreditanstalt fuer Wiederaufbau, 3.75%, 7/30/27	GBP	7,700,000	9,786,174
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	6,050,000	6,967,036
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,296,333
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,420,370
Lloyds Banking Group PLC, VRN, 5.72%, 6/5/30		2,605,000	2,680,580
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,383,888
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28		1,855,000	1,864,134
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,271,847
Nordea Bank Abp, VRN, 1.625%, 12/9/32	GBP	3,000,000	3,433,420
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34		1,020,000	1,072,107
Santander U.K. PLC, 1.125%, 3/12/27	EUR	6,000,000	6,194,735
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,557,623
Synchrony Bank, 5.40%, 8/22/25		1,248,000	1,245,039
Synchrony Bank, 5.625%, 8/23/27		1,477,000	1,482,114
TSB Bank PLC, 3.32%, 3/5/29	EUR	2,000,000	2,196,633
UniCredit SpA, VRN, 5.85%, 11/15/27	EUR	1,000,000	1,139,902
Wells Fargo & Co., VRN, 6.30%, 10/23/29		2,380,000	2,506,492
Wells Fargo & Co., VRN, 4.90%, 7/25/33		1,231,000	1,210,508
Wells Fargo & Co., VRN, 5.39%, 4/24/34		1,332,000	1,348,043
Wells Fargo & Co., VRN, 5.56%, 7/25/34		1,666,000	1,704,026
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,585,000	1,493,766
Westpac Banking Corp., 0.375%, 4/2/26	EUR	1,000,000	1,036,394
			227,364,395
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		3,610,000	3,528,876
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	993,467
Keurig Dr. Pepper, Inc., 5.20%, 3/15/31		3,280,000	3,344,085
			7,866,428
Biotechnology — 0.2%
AbbVie, Inc., 5.35%, 3/15/44		1,477,000	1,502,074
AbbVie, Inc., 5.40%, 3/15/54		695,000	704,596
Amgen, Inc., 4.05%, 8/18/29		1,820,000	1,771,181
Amgen, Inc., 5.65%, 3/2/53		2,085,000	2,102,378
			6,080,229
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		8,646,000	8,279,744
Builders FirstSource, Inc., 6.375%, 3/1/34(1)		4,728,000	4,774,515
Carrier Global Corp., 6.20%, 3/15/54		430,000	479,046
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)(3)		1,230,000	1,230,000
Masterbrand, Inc., 7.00%, 7/15/32(1)		3,280,000	3,372,189

Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	610,855
Standard Industries, Inc., 6.50%, 8/15/32(1)(3)		1,313,000	1,317,030
			20,063,379
Capital Markets — 1.9%
ARES Capital Corp., 5.95%, 7/15/29		1,800,000	1,806,475
ARES Strategic Income Fund, 6.35%, 8/15/29(1)		2,335,000	2,354,695
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)		624,000	657,119
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)		570,000	570,080
Blue Owl Capital Corp., 3.40%, 7/15/26		2,547,000	2,436,285
Blue Owl Credit Income Corp., 7.75%, 1/15/29		2,455,000	2,596,856
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)		1,000,000	1,008,964
Charles Schwab Corp., VRN, 6.20%, 11/17/29		935,000	980,431
Charles Schwab Corp., VRN, 6.14%, 8/24/34		825,000	874,159
CI Financial Corp., 7.50%, 5/30/29(1)		2,195,000	2,209,926
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,667,596
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	1,700,000	1,824,150
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,786,690
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		4,350,000	4,604,335
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35		4,699,000	4,912,180
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,853,000	1,923,270
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)		7,803,000	7,475,848
Morgan Stanley, VRN, 5.16%, 4/20/29		1,557,000	1,573,010
Morgan Stanley, VRN, 6.41%, 11/1/29		780,000	825,247
Morgan Stanley, VRN, 6.34%, 10/18/33		2,110,000	2,284,955
Morgan Stanley, VRN, 6.63%, 11/1/34		1,555,000	1,715,155
Morgan Stanley, VRN, 5.83%, 4/19/35		706,000	737,962
Northern Trust Corp., VRN, 3.375%, 5/8/32		3,290,000	3,152,925
UBS Group AG, 4.125%, 9/24/25(1)		1,424,000	1,405,823
UBS Group AG, VRN, 6.44%, 8/11/28(1)		2,345,000	2,433,744
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,266,213
UBS Group AG, VRN, 9.02%, 11/15/33(1)		1,701,000	2,097,875
			61,181,968
Chemicals — 0.1%
Dow Chemical Co., 4.375%, 11/15/42		600,000	512,756
LYB International Finance III LLC, 5.50%, 3/1/34		1,400,000	1,419,857
			1,932,613
Commercial Services and Supplies — 0.1%
Veralto Corp., 5.45%, 9/18/33(1)		1,600,000	1,637,966
Waste Connections, Inc., 3.20%, 6/1/32		1,620,000	1,449,950
			3,087,916
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 5/21/34		1,398,000	1,422,049
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		2,225,000	2,321,718
			3,743,767
Consumer Finance — 0.5%
American Express Co., VRN, 5.28%, 7/26/35		992,000	1,004,545
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		2,390,000	2,472,250
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)		1,664,000	1,694,584
Encore Capital Group, Inc., 9.25%, 4/1/29(1)		5,706,000	6,019,539
OneMain Finance Corp., 7.50%, 5/15/31		1,659,000	1,706,940
Synchrony Financial, 4.25%, 8/15/24		3,280,000	3,277,814
			16,175,672
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA, 5.95%, 5/28/31(1)		2,101,000	2,133,773
Sysco Corp., 6.00%, 1/17/34		2,370,000	2,544,859

Walgreens Boots Alliance, Inc., 3.45%, 6/1/26		1,478,000	1,409,512
			6,088,144
Distributors — 0.1%
Gates Corp., 6.875%, 7/1/29(1)		2,000,000	2,039,022
Diversified REITs — 0.6%
Brixmor Operating Partnership LP, 5.50%, 2/15/34		1,075,000	1,080,197
Highwoods Realty LP, 4.20%, 4/15/29		2,740,000	2,572,360
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)		3,550,000	3,318,325
Piedmont Operating Partnership LP, 9.25%, 7/20/28		2,920,000	3,193,574
Store Capital LLC, 4.50%, 3/15/28		3,290,000	3,181,913
Store Capital LLC, 4.625%, 3/15/29		1,211,000	1,171,068
Trust Fibra Uno, 4.87%, 1/15/30(1)		3,765,000	3,382,786
WP Carey, Inc., 5.375%, 6/30/34		1,705,000	1,702,478
			19,602,701
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.50%, 5/15/35		1,752,000	1,652,681
AT&T, Inc., 4.90%, 8/15/37		1,076,000	1,031,751
AT&T, Inc., 4.85%, 3/1/39		3,375,000	3,189,185
Sprint Capital Corp., 6.875%, 11/15/28		3,659,000	3,925,854
Sprint Capital Corp., 8.75%, 3/15/32		2,630,000	3,200,550
Telefonica Emisiones SA, 2.93%, 10/17/29	EUR	1,500,000	1,612,150
Verizon Communications, Inc., 7.75%, 12/1/30		2,547,000	2,964,404
Verizon Communications, Inc., 4.27%, 1/15/36		1,780,000	1,659,020
Verizon Communications, Inc., 2.99%, 10/30/56		2,580,000	1,628,361
			20,863,956
Electric Utilities — 1.6%
AEP Transmission Co. LLC, 5.40%, 3/15/53		1,840,000	1,821,301
Arizona Public Service Co., 5.70%, 8/15/34		1,346,000	1,383,421
Baltimore Gas & Electric Co., 5.65%, 6/1/54		1,955,000	2,003,469
Black Hills Corp., 6.00%, 1/15/35		955,000	985,150
Commonwealth Edison Co., 5.30%, 2/1/53		1,182,000	1,152,711
Duke Energy Corp., 5.00%, 8/15/52		1,800,000	1,616,195
Duke Energy Corp., 5.80%, 6/15/54		1,850,000	1,852,658
Duke Energy Florida LLC, 1.75%, 6/15/30		1,985,000	1,691,197
Duke Energy Progress LLC, 4.15%, 12/1/44		910,000	755,502
Duke Energy Progress LLC, 5.35%, 3/15/53		545,000	532,004
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,245,925
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		4,945,000	4,937,589
Florida Power & Light Co., 4.125%, 2/1/42		3,070,000	2,678,547
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)		750,000	758,422
MidAmerican Energy Co., 5.85%, 9/15/54		3,635,000	3,832,439
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)		5,033,000	5,231,752
Northern States Power Co., 3.20%, 4/1/52		940,000	651,937
Northern States Power Co., 5.10%, 5/15/53		1,265,000	1,201,129
NRG Energy, Inc., 2.00%, 12/2/25(1)		3,100,000	2,963,544
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50		2,920,000	2,218,634
Pacific Gas & Electric Co., 4.20%, 6/1/41		665,000	534,028
Palomino Funding Trust I, 7.23%, 5/17/28(1)		2,310,000	2,464,904
PECO Energy Co., 4.375%, 8/15/52		1,670,000	1,416,180
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		2,147,862	1,975,119
Union Electric Co., 5.45%, 3/15/53		1,275,000	1,258,058
Union Electric Co., 5.25%, 1/15/54		720,000	694,045
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		2,530,000	2,605,512
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)		675,000	691,274
			51,152,646

Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)		3,069,000	3,111,202
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 5.60%, 6/12/34		1,708,000	1,741,472
Warnermedia Holdings, Inc., 3.64%, 3/15/25		514,000	506,849
Warnermedia Holdings, Inc., 3.79%, 3/15/25		457,000	451,321
Warnermedia Holdings, Inc., 4.28%, 3/15/32		1,840,000	1,596,963
			4,296,605
Financial Services — 1.4%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	655,187
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,992,108
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,725,934
Caisse de Refinancement de l'Habitat SA, 3.00%, 1/11/30	EUR	10,000,000	10,869,420
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,199,020
Corebridge Financial, Inc., 5.75%, 1/15/34		810,000	834,458
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,420,285
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	884,184
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	883,694
Essent Group Ltd., 6.25%, 7/1/29		2,760,000	2,818,998
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		3,280,000	3,305,715
GE Capital Funding LLC, 4.55%, 5/15/32		1,900,000	1,855,898
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,347,597
Nationwide Building Society, 5.13%, 7/29/29(1)		3,255,000	3,292,612
NMI Holdings, Inc., 6.00%, 8/15/29		1,145,000	1,154,387
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		2,385,000	2,404,870
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	616,380
			45,260,747
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(1)		2,104,000	1,724,040
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,365,000	1,269,330
Mars, Inc., 3.875%, 4/1/39(1)		531,000	467,722
			3,461,092
Gas Utilities — 0.0%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		1,251,000	922,420
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		2,373,000	2,438,795
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,415,000	1,389,900
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		2,210,000	2,271,031
Union Pacific Corp., 3.55%, 8/15/39		2,045,000	1,726,747
			7,826,473
Health Care Equipment and Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		5,768,000	5,892,531
Solventum Corp., 5.60%, 3/23/34(1)		2,370,000	2,385,283
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)		4,369,000	4,462,060
			12,739,874
Health Care Providers and Services — 1.5%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		846,000	840,951
Centene Corp., 4.625%, 12/15/29		3,388,000	3,263,426
Centene Corp., 3.375%, 2/15/30		4,396,000	3,965,436
CVS Health Corp., 5.70%, 6/1/34		1,650,000	1,684,234
CVS Health Corp., 6.00%, 6/1/44		2,000,000	2,011,503
CVS Health Corp., 5.625%, 2/21/53		585,000	558,339
HCA, Inc., 5.45%, 4/1/31		933,000	951,755
HCA, Inc., 5.90%, 6/1/53		1,625,000	1,618,388
Humana, Inc., 5.75%, 4/15/54		1,028,000	1,013,213

Icon Investments Six DAC, 6.00%, 5/8/34		1,456,000	1,519,946
IQVIA, Inc., 5.00%, 5/15/27(1)		4,965,000	4,878,421
IQVIA, Inc., 6.25%, 2/1/29		2,090,000	2,185,137
Kaiser Foundation Hospitals, 3.00%, 6/1/51		615,000	427,223
Select Medical Corp., 6.25%, 8/15/26(1)		6,225,000	6,277,933
Star Parent, Inc., 9.00%, 10/1/30(1)		4,499,000	4,806,750
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		3,290,000	3,401,850
Tenet Healthcare Corp., 5.125%, 11/1/27		2,483,000	2,440,562
Tenet Healthcare Corp., 6.125%, 10/1/28		1,855,000	1,860,876
UnitedHealth Group, Inc., 5.50%, 7/15/44		2,206,000	2,232,500
UnitedHealth Group, Inc., 5.05%, 4/15/53		2,370,000	2,244,220
Universal Health Services, Inc., 1.65%, 9/1/26		1,833,000	1,708,590
			49,891,253
Hotels, Restaurants and Leisure — 1.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		3,868,000	3,596,042
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		2,455,000	2,488,932
Carnival Corp., 4.00%, 8/1/28(1)		2,585,000	2,447,435
International Game Technology PLC, 5.25%, 1/15/29(1)		9,030,000	8,861,180
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		6,705,000	6,904,326
Marriott International, Inc., 3.50%, 10/15/32		1,827,000	1,629,189
Marriott International, Inc., 5.30%, 5/15/34		940,000	947,863
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)(3)		2,417,000	2,435,861
Starbucks Corp., 2.55%, 11/15/30		2,685,000	2,372,389
			31,683,217
Household Durables — 0.2%
KB Home, 4.80%, 11/15/29		3,318,000	3,193,747
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		4,549,000	3,920,187
			7,113,934
Industrial Conglomerates — 0.0%
Honeywell International, Inc., 5.25%, 3/1/54		1,500,000	1,488,869
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28		1,469,000	1,545,325
Insurance — 0.3%
Athene Global Funding, 5.53%, 7/11/31(1)		1,363,000	1,382,926
Athene Holding Ltd., 6.25%, 4/1/54		1,162,000	1,186,383
CNO Financial Group, Inc., 6.45%, 6/15/34		1,300,000	1,331,727
Credit Agricole Assurances SA, VRN, 4.75%, 9/27/48	EUR	1,100,000	1,215,776
MetLife, Inc., 6.40%, 12/15/66		985,000	1,006,245
Pine Street Trust III, 6.22%, 5/15/54(1)		2,195,000	2,258,496
Prudential Financial, Inc., VRN, 6.50%, 3/15/54		1,765,000	1,803,839
			10,185,392
IT Services — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29		2,700,000	2,781,292
Kyndryl Holdings, Inc., 3.15%, 10/15/31		1,545,000	1,327,484
Kyndryl Holdings, Inc., 4.10%, 10/15/41		934,000	732,900
			4,841,676
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)		5,000,000	4,700,212
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34		1,336,000	1,361,314
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,010,000	6,259,725
Ingersoll Rand, Inc., 5.70%, 8/14/33		1,050,000	1,101,293
Ingersoll Rand, Inc., 5.45%, 6/15/34		435,000	448,804
Ingersoll Rand, Inc., 5.70%, 6/15/54		280,000	289,166
Parker-Hannifin Corp., 4.25%, 9/15/27		5,910,000	5,831,197

Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34		1,027,000	1,057,020
			16,348,519
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		1,213,000	1,233,239
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)		5,080,000	4,350,041
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26		1,660,000	1,692,029
Comcast Corp., 2.94%, 11/1/56		3,295,000	2,051,598
Cox Communications, Inc., 3.15%, 8/15/24(1)		478,000	477,496
Fox Corp., 6.50%, 10/13/33		547,000	587,322
Fox Corp., 5.48%, 1/25/39		892,000	879,481
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)		9,440,000	8,974,998
TEGNA, Inc., 4.75%, 3/15/26(1)		6,628,000	6,531,717
TEGNA, Inc., 5.00%, 9/15/29		4,303,000	3,930,647
Time Warner Cable LLC, 6.55%, 5/1/37		1,795,000	1,760,323
WPP Finance 2010, 3.75%, 9/19/24		3,120,000	3,110,584
			34,346,236
Metals and Mining — 0.3%
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)		1,662,000	1,675,373
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)		3,444,000	3,460,748
Glencore Funding LLC, 6.50%, 10/6/33(1)		825,000	882,780
Glencore Funding LLC, 5.63%, 4/4/34(1)		650,000	655,170
Glencore Funding LLC, 5.89%, 4/4/54(1)		425,000	416,384
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	151,517
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34(1)		1,949,000	1,996,095
Usiminas International SARL, 5.875%, 7/18/26(1)		1,326,000	1,304,754
			10,542,821
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)		7,325,000	7,296,551
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		8,566,000	8,295,281
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		5,444,000	5,178,310
			20,770,142
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.90%, 8/1/41		1,105,000	1,003,349
DTE Energy Co., 5.85%, 6/1/34		1,418,000	1,476,899
Engie SA, 3.75%, 9/6/27	EUR	4,000,000	4,397,450
Engie SA, 5.625%, 4/10/34(1)		2,145,000	2,188,719
Engie SA, 5.875%, 4/10/54(1)		1,040,000	1,039,049
Public Service Enterprise Group, Inc., 6.125%, 10/15/33		2,312,000	2,462,767
Sempra, 3.25%, 6/15/27		1,125,000	1,077,485
			13,645,718
Oil, Gas and Consumable Fuels — 2.5%
3R Lux SARL, 9.75%, 2/5/31(1)		3,219,000	3,418,240
BP Capital Markets America, Inc., 3.06%, 6/17/41		1,105,000	831,827
Cheniere Energy, Inc., 4.625%, 10/15/28		1,880,000	1,845,082
Chesapeake Energy Corp., 6.75%, 4/15/29(1)		3,106,000	3,141,065
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		2,200,000	2,223,526
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,755,000	1,836,799
Diamondback Energy, Inc., 6.25%, 3/15/33		1,245,000	1,330,493
Diamondback Energy, Inc., 5.40%, 4/18/34		1,362,000	1,379,344
Diamondback Energy, Inc., 5.75%, 4/18/54		770,000	762,805
Ecopetrol SA, 5.875%, 5/28/45		4,500,000	3,253,579
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,498,073
Energy Transfer LP, 6.55%, 12/1/33		940,000	1,015,565
Energy Transfer LP, 5.55%, 5/15/34		2,521,000	2,545,512

Energy Transfer LP, 6.125%, 12/15/45		1,640,000	1,660,768
Eni SpA, 4.25%, 5/19/33	EUR	1,000,000	1,137,680
EQT Corp., 3.625%, 5/15/31(1)		1,100,000	989,150
Equinor ASA, 3.25%, 11/18/49		350,000	251,844
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)		3,214,000	3,231,796
Marathon Oil Corp., 5.70%, 4/1/34		1,620,000	1,688,029
Matador Resources Co., 6.50%, 4/15/32(1)		2,475,000	2,489,206
MEG Energy Corp., 5.875%, 2/1/29(1)		3,680,000	3,636,441
Northern Natural Gas Co., 5.625%, 2/1/54(1)		750,000	752,896
Occidental Petroleum Corp., 6.625%, 9/1/30		1,421,000	1,517,504
Occidental Petroleum Corp., 5.375%, 1/1/32		1,322,000	1,335,681
Occidental Petroleum Corp., 6.45%, 9/15/36		780,000	833,769
Ovintiv, Inc., 6.25%, 7/15/33		780,000	816,245
Petroleos Mexicanos, 10.00%, 2/7/33		7,105,000	7,247,448
Petroleos Mexicanos, 6.625%, 6/15/35		2,690,000	2,090,594
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27		1,970,000	1,976,326
Saudi Arabian Oil Co., 5.25%, 7/17/34(1)		4,561,000	4,586,610
Shell International Finance BV, 2.375%, 11/7/29		1,465,000	1,321,912
SM Energy Co., 6.75%, 9/15/26		2,145,000	2,148,885
SM Energy Co., 6.75%, 8/1/29(1)		3,275,000	3,298,757
Southwestern Energy Co., 5.375%, 3/15/30		4,766,000	4,655,619
Southwestern Energy Co., 4.75%, 2/1/32		4,160,000	3,890,081
Sunoco LP, 7.00%, 5/1/29(1)		2,571,000	2,648,007
			81,287,158
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 1/15/31		1,265,000	1,123,066
Suzano Austria GmbH, 3.125%, 1/15/32		1,735,000	1,438,444
			2,561,510
Passenger Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		3,691,109	3,669,605
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29(1)		5,205,750	4,969,071
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)		2,787,428	2,814,497
			11,453,173
Personal Care Products — 0.1%
Kenvue, Inc., 4.90%, 3/22/33		1,665,000	1,681,473
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.50%, 2/22/44		750,000	763,775
Bristol-Myers Squibb Co., 5.55%, 2/22/54		1,800,000	1,824,933
Eli Lilly & Co., 5.00%, 2/9/54		1,027,000	1,001,859
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		3,031,000	3,198,224
			6,788,791
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31		1,530,000	1,295,354
Retail REITs — 0.0%
Kite Realty Group Trust, 4.75%, 9/15/30		878,000	861,278
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.47%, 4/15/34(1)		3,330,000	2,909,798
Software — 0.6%
Microsoft Corp., 2.50%, 9/15/50		1,800,000	1,160,851
Open Text Corp., 6.90%, 12/1/27(1)		4,096,000	4,253,512
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		4,836,000	4,415,098
Open Text Holdings, Inc., 4.125%, 12/1/31(1)		4,594,000	4,105,094
Oracle Corp., 3.60%, 4/1/40		2,623,000	2,077,085
SS&C Technologies, Inc., 6.50%, 6/1/32(1)		3,755,000	3,827,057
			19,838,697

Specialized REITs — 0.3%
EPR Properties, 4.95%, 4/15/28		3,365,000	3,295,154
EPR Properties, 3.75%, 8/15/29		1,020,000	933,944
Iron Mountain, Inc., 5.625%, 7/15/32(1)		1,561,000	1,506,750
VICI Properties LP, 5.75%, 4/1/34		1,400,000	1,422,215
VICI Properties LP, 6.125%, 4/1/54		733,000	724,901
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,370,000	3,128,634
			11,011,598
Specialty Retail — 0.3%
AutoZone, Inc., 5.10%, 7/15/29		809,000	818,939
AutoZone, Inc., 4.00%, 4/15/30		1,153,000	1,107,115
AutoZone, Inc., 6.55%, 11/1/33		995,000	1,089,905
Home Depot, Inc., 4.95%, 6/25/34		1,480,000	1,495,102
Home Depot, Inc., 5.30%, 6/25/54		1,200,000	1,195,007
Lowe's Cos., Inc., 5.625%, 4/15/53		1,550,000	1,536,965
O'Reilly Automotive, Inc., 5.75%, 11/20/26		1,490,000	1,519,561
			8,762,594
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 3.95%, 8/8/52		90,000	75,734
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28		2,330,000	2,446,708
Tapestry, Inc., 7.85%, 11/27/33		891,000	950,631
			3,397,339
Trading Companies and Distributors — 0.1%
AerCap Holdings NV, VRN, 5.875%, 10/10/79		1,625,000	1,622,272
Air Lease Corp., 5.20%, 7/15/31		919,000	918,974
Aircastle Ltd., 5.95%, 2/15/29(1)		860,000	876,518
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		673,000	677,524
			4,095,288
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 6.70%, 12/15/33		1,723,000	1,846,986
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(1)	GBP	4,000,000	4,524,751
			6,371,737
TOTAL CORPORATE BONDS (Cost $931,681,056)			940,923,481
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47		563,911	541,131
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47		341,073	327,074
			868,205
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 15.8%
FHLMC, 2.00%, 6/1/36		5,057,169	4,569,624
FHLMC, 6.00%, 2/1/38		640	663
FHLMC, 3.50%, 2/1/49		7,429,355	6,858,915
FHLMC, 3.50%, 5/1/50		4,858,591	4,465,236
FHLMC, 2.50%, 10/1/50		5,939,108	5,045,490
FHLMC, 2.50%, 5/1/51		165,658	140,404
FHLMC, 3.50%, 5/1/51		10,279,744	9,464,484
FHLMC, 2.00%, 8/1/51		18,465,056	15,015,036
FHLMC, 3.00%, 12/1/51		6,220,211	5,455,660
FHLMC, 2.50%, 2/1/52		18,684,792	15,827,572
FHLMC, 3.50%, 5/1/52		956,760	869,602
FHLMC, 3.50%, 5/1/52		336,024	307,910
FHLMC, 4.00%, 5/1/52		335,574	315,110
FHLMC, 5.00%, 8/1/52		7,248,697	7,213,006

FHLMC, 4.50%, 10/1/52	5,599,292	5,401,812
FHLMC, 6.00%, 11/1/52	6,251,363	6,369,650
FHLMC, 6.00%, 1/1/53	4,866,784	4,947,134
FHLMC, 6.00%, 8/1/53	6,090,501	6,237,799
FHLMC, 6.50%, 11/1/53	6,025,190	6,195,205
FHLMC, 5.50%, 4/1/54	10,691,969	10,742,541
FNMA, 2.00%, 5/1/36	5,995,877	5,429,000
FNMA, 2.00%, 11/1/36	7,555,904	6,819,906
FNMA, 2.50%, 12/1/36	5,454,814	5,046,327
FNMA, 3.50%, 10/1/40	763,863	716,122
FNMA, 4.50%, 9/1/41	5,491	5,445
FNMA, 3.50%, 12/1/41	41,848	39,196
FNMA, 3.50%, 5/1/42	15,565	14,578
FNMA, 3.50%, 6/1/42	9,875	9,248
FNMA, 3.50%, 8/1/42	58,435	54,728
FNMA, 3.50%, 9/1/42	6,949	6,508
FNMA, 4.00%, 2/1/46	103,883	99,575
FNMA, 4.00%, 3/1/50	7,543,684	7,211,882
FNMA, 2.50%, 6/1/50	9,146,434	7,774,658
FNMA, 2.50%, 10/1/50	5,937,936	5,023,660
FNMA, 2.50%, 12/1/50	7,438,567	6,289,212
FNMA, 2.50%, 2/1/51	1,229,518	1,044,712
FNMA, 4.00%, 3/1/51	10,072,505	9,579,741
FNMA, 2.50%, 12/1/51	5,928,003	5,059,533
FNMA, 2.50%, 2/1/52	2,381,431	2,021,619
FNMA, 3.00%, 2/1/52	5,861,651	5,152,215
FNMA, 2.50%, 3/1/52	15,394,469	13,103,864
FNMA, 3.00%, 4/1/52	16,673,818	14,788,439
FNMA, 3.50%, 4/1/52	202,248	183,605
FNMA, 3.00%, 5/1/52	264,274	234,816
FNMA, 3.50%, 5/1/52	9,651,319	8,802,452
FNMA, 3.50%, 5/1/52	6,013,512	5,466,036
FNMA, 3.50%, 5/1/52	671,645	610,535
FNMA, 3.50%, 5/1/52	610,106	562,242
FNMA, 4.00%, 5/1/52	7,336,596	6,889,036
FNMA, 3.00%, 6/1/52	14,774,670	12,987,509
FNMA, 3.00%, 6/1/52	103,684	92,127
FNMA, 5.00%, 8/1/52	2,945,863	2,908,248
FNMA, 4.50%, 9/1/52	6,590,658	6,404,439
FNMA, 5.00%, 10/1/52	34,640,755	34,190,400
FNMA, 5.00%, 10/1/52	11,608,129	11,563,632
FNMA, 5.50%, 10/1/52	4,572,319	4,589,850
FNMA, 5.00%, 1/1/53	29,111,892	28,729,561
FNMA, 5.50%, 1/1/53	5,297,013	5,324,969
FNMA, 6.50%, 1/1/53	8,863,788	9,125,400
FNMA, 5.50%, 3/1/53	13,322,329	13,384,835
FNMA, 4.50%, 6/1/53	12,921,385	12,599,756
FNMA, 4.50%, 8/1/53	14,698,239	14,287,022
FNMA, 6.00%, 9/1/53	4,861,635	4,943,554
FNMA, 6.00%, 9/1/53	4,679,794	4,763,695
FNMA, 4.00%, 3/1/51	7,853,277	7,519,864
GNMA, 6.00%, TBA	6,543,000	6,620,712
GNMA, 6.00%, 7/15/33	1,518	1,546
GNMA, 4.50%, 10/15/39	1,822	1,805
GNMA, 5.00%, 10/15/39	3,601	3,658

GNMA, 4.50%, 1/15/40	2,728	2,704
GNMA, 4.00%, 12/15/40	3,034	2,900
GNMA, 4.50%, 12/15/40	10,441	10,339
GNMA, 3.50%, 6/20/42	1,737,013	1,633,892
GNMA, 3.00%, 5/20/50	1,177,484	1,055,279
GNMA, 3.00%, 7/20/50	3,113,078	2,779,089
GNMA, 2.50%, 2/20/51	6,841,849	5,902,951
GNMA, 3.50%, 6/20/51	2,687,560	2,484,711
GNMA, 3.00%, 7/20/51	9,116,373	8,147,784
GNMA, 2.50%, 9/20/51	8,215,218	7,072,565
GNMA, 2.00%, 12/20/51	16,687,753	13,842,280
GNMA, 2.50%, 12/20/51	8,974,129	7,730,871
GNMA, 4.00%, 9/20/52	10,695,252	10,102,933
GNMA, 4.50%, 9/20/52	5,002,352	4,854,105
GNMA, 4.50%, 10/20/52	10,996,844	10,690,790
GNMA, 5.00%, 4/20/53	4,519,701	4,469,603
GNMA, 5.50%, 4/20/53	9,911,534	9,946,778
UMBS, 4.00%, TBA	15,935,000	14,934,946
		519,188,845
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $520,430,661)		520,057,050
PREFERRED STOCKS — 8.4%
Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	11,200,000	11,184,633
Banco de Sabadell SA, 5.75%	3,000,000	3,199,445
Banco Santander SA, 4.125%	1,000,000	1,001,758
Banco Santander SA, 4.375%	2,000,000	2,102,270
Banco Santander SA, 4.75%	12,800,000	11,829,902
Barclays PLC, 5.875%	2,500,000	3,212,062
Barclays PLC, 6.125%	11,505,000	11,372,192
Barclays PLC, 8.50%	2,000,000	2,587,041
BNP Paribas SA, 7.375%(1)	11,130,000	11,202,534
BNP Paribas SA, 7.375%	1,400,000	1,601,477
Citigroup, Inc., 7.00%	989,000	1,005,721
Commerzbank AG, 4.25%	2,600,000	2,523,463
Commerzbank AG, 6.125%	2,000,000	2,162,065
Commerzbank AG, 7.00%	11,400,000	11,348,016
Cooperatieve Rabobank UA, 3.10%	1,200,000	1,146,957
Cooperatieve Rabobank UA, 3.25%	3,400,000	3,438,173
Credit Agricole SA, 6.875%(1)	3,610,000	3,613,461
Credit Agricole SA, 7.25%	1,000,000	1,137,134
Credit Agricole SA, 8.125%(1)	9,340,000	9,538,003
Danske Bank AS, 7.00%	11,070,000	11,098,377
HSBC Holdings PLC, 6.00%	8,280,000	8,126,278
HSBC Holdings PLC, 6.375%	3,035,000	3,039,871
HSBC Holdings PLC, 6.375%	11,345,000	11,345,262
ING Groep NV, 6.50%	11,335,000	11,306,211
Intesa Sanpaolo SpA, 5.875%	1,000,000	1,067,437
Intesa Sanpaolo SpA, 7.70%(1)	11,210,000	11,224,292
La Banque Postale SA, 3.00%	1,000,000	876,622
La Banque Postale SA, 3.875%	3,000,000	3,060,062
Lloyds Banking Group PLC, 7.50%	11,230,000	11,297,593
Lloyds Banking Group PLC, 8.50%	1,200,000	1,597,618
NatWest Group PLC, 6.00%	3,990,000	3,948,478
NatWest Group PLC, 8.00%	7,155,000	7,238,771

Nordea Bank Abp, 6.625%(1)	11,435,000	11,422,146
Societe Generale SA, 7.875%	2,000,000	2,230,926
Societe Generale SA, 8.00%(1)	7,105,000	7,138,933
Societe Generale SA, 8.50%(1)	9,620,000	9,417,150
UniCredit SpA, 3.875%	3,000,000	3,043,406
		213,685,740
Capital Markets — 0.9%
Charles Schwab Corp., 5.375%	3,970,000	3,933,466
Deutsche Bank AG, 4.50%	3,400,000	3,354,000
Deutsche Bank AG, 7.50%	11,400,000	11,302,912
UBS Group AG, 6.875%	10,860,000	10,839,637
		29,430,015
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.38%	2,900,000	2,822,962
Telefonica Europe BV, 2.88%	2,000,000	2,047,502
		4,870,464
Electric Utilities — 0.2%
Duke Energy Corp., 4.875%	5,846,000	5,821,105
SSE PLC, 3.125%	1,600,000	1,680,388
SSE PLC, 3.74%	325,000	407,203
		7,908,696
Financial Services — 0.1%
Nationwide Building Society, 5.875%	3,000,000	3,842,246
Insurance — 0.2%
Allianz SE, 2.625%	2,000,000	1,752,613
CNP Assurances SACA, 4.75%	3,500,000	3,716,439
		5,469,052
Oil, Gas and Consumable Fuels — 0.2%
Eni SpA, 3.375%	5,700,000	5,829,925
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	6,450,000	6,335,986
TOTAL PREFERRED STOCKS (Cost $273,646,997)		277,372,124
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	5,785,902	5,758,902
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	4,229,227	4,218,763
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 4/22/31(1)	2,400,000	2,402,747
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 6.51%, (3-month SOFR plus 1.27%), 7/25/36(1)(3)	11,150,000	11,150,000
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 2/15/38(1)	2,527,173	2,431,614
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.40%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	6,211,118
CBAM Ltd., Series 2018-7A, Class B1, VRN, 7.14%, (3-month SOFR plus 1.86%), 7/20/31(1)	5,900,000	5,913,564
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.06%, (3-month SOFR plus 1.76%), 4/15/32(1)	1,058,312	1,064,169
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.70%, (3-month SOFR plus 2.40%), 1/20/33(1)	2,949,920	2,976,974
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,809,992
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.92%, (1-month SOFR plus 2.58%), 8/17/37(1)	5,078,000	5,107,348
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.64%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,979,847
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 7.19%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	4,972,374
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.65%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,213,912
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.22%, (3-month SOFR plus 2.94%), 1/20/35(1)	4,850,000	4,862,551
MF1 Ltd., Series 2020-FL4, Class A, VRN, 7.15%, (1-month SOFR plus 1.81%), 11/15/35(1)	2,590,071	2,593,888
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.25%, (3-month SOFR plus 1.96%), 1/16/31(1)	3,750,000	3,762,925
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.54%, (3-month SOFR plus 2.26%), 7/19/30(1)	4,500,000	4,503,249

Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.05%, (3-month SOFR plus 1.76%), 10/17/31(1)		5,000,000	5,016,136
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.03%, (3-month SOFR plus 2.75%), 7/24/31(1)		3,900,000	3,910,014
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.41%, (1-month SOFR plus 1.06%), 7/25/36(1)		1,503,506	1,495,663
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.48%, (1-month SOFR plus 2.15%), 2/15/39(1)		10,570,500	10,446,708
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.52%, (3-month SOFR plus 1.24%), 7/20/30(1)		130,710	130,793
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $104,675,544)			103,933,251
U.S. TREASURY SECURITIES — 2.9%
U.S. Treasury Bonds, 2.75%, 11/15/42(4)		15,215,000	12,040,057
U.S. Treasury Bonds, 4.75%, 11/15/43		11,540,000	12,055,694
U.S. Treasury Bonds, 4.50%, 2/15/44		41,688,000	42,117,907
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	9,594,863
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	2,747,705
U.S. Treasury Bonds, 2.25%, 8/15/46		2,000,000	1,380,000
U.S. Treasury Notes, 5.00%, 8/31/25(4)		14,342,000	14,383,738
U.S. Treasury Notes, 4.375%, 5/15/34		600,000	615,422
TOTAL U.S. TREASURY SECURITIES (Cost $96,789,705)			94,935,386
ASSET-BACKED SECURITIES — 2.7%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		4,680,566	4,146,114
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,426,786
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		3,551,961	3,187,151
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)		6,860,677	6,764,835
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,413,383
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$1,746,000	1,631,580
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		6,300,000	5,927,947
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,121,208	1,065,132
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)		6,500,000	6,519,376
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,890,489
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		8,675,000	8,104,876
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,221,831	1,132,170
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		1,978,608	1,666,215
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		3,958,375	3,813,285
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		5,694,409	5,128,771
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		2,555,835	2,323,846
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		13,400,000	11,744,337
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		5,785,500	5,930,963
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		482,966	460,782
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		3,634,000	3,418,623
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)		4,800,000	4,693,706
TOTAL ASSET-BACKED SECURITIES (Cost $92,329,025)			90,390,367
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)		5,500,000	5,166,016
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)		4,298,573	4,338,397
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)		10,792,418	10,826,953
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)		12,280,000	12,251,050
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.79%, 5/25/65(1)		4,482,000	4,515,004
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)		13,722,782	13,780,303
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)		9,823,587	9,860,008
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)		10,200,000	10,196,172
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)		3,295,349	3,325,880
			74,259,783

U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FNMA, Series 2022-R09, Class 2M1, VRN, 7.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,066,537	2,108,562
FNMA, Series 2023-R05, Class 1M1, VRN, 7.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	7,146,361	7,254,532
FNMA, Series 2024-R01, Class 1M1, VRN, 6.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	5,891,906	5,901,534
		15,264,628
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,776,499)		89,524,411
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	1,930,462
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,155,020
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,445,368
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,496,441
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,793,786
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,031,807
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,637,696
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	5,077,635
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,040,825
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	10,372,000	10,225,064
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,671,345
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,270,083
LUXE Trust, Series 2021-TRIP, Class B, VRN, 6.84%, (1-month SOFR plus 1.51%), 10/15/38(1)	4,542,355	4,537,607
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,934,631
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,310,691
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	11,242,000	11,276,909
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,751,499
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,250,000	4,302,616
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,640,616
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,646,785
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $82,773,692)		84,176,886
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	825,000	592,883
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	244,998	202,621
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	586,907
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,807,490
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	938,467
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	270,000	293,701
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,251,854
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	281,357
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	314,628
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	647,875
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	440,350
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	313,616
State of California GO, 4.60%, 4/1/38	120,000	116,657
State of California GO, 7.60%, 11/1/40	20,000	24,847
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	236,062
University of California Rev., 3.07%, 5/15/51	670,000	474,880
TOTAL MUNICIPAL SECURITIES (Cost $10,313,147)		8,524,195
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,547,096)	2,000,000	2,290,433

SHORT-TERM INVESTMENTS — 2.5%
Commercial Paper(5) — 2.5%
Landesbank Baden-Wuerttemberg, 5.46%, 8/1/24(1)	47,863,000	47,855,908
Longship Funding LLC, 5.46%, 8/1/24(1)	35,000,000	34,994,840
TOTAL SHORT-TERM INVESTMENTS (Cost $82,863,000)		82,850,748
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $3,393,732,448)		3,306,299,135
OTHER ASSETS AND LIABILITIES — (0.5)%		(15,106,631)
TOTAL NET ASSETS — 100.0%		$3,291,192,504

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,724,928	AUD	53,998,101	Citibank N.A.	9/18/24	$370,698
BRL	89,452,217	USD	16,404,221	Citibank N.A.	9/18/24	(666,049)
BRL	90,098,978	USD	16,035,299	Citibank N.A.	9/18/24	(183,336)
BRL	90,569,477	USD	16,392,666	Goldman Sachs & Co.	9/18/24	(457,923)
BRL	85,704,663	USD	15,832,532	Goldman Sachs & Co.	9/18/24	(753,702)
BRL	162,981,816	USD	30,084,322	JPMorgan Chase Bank N.A.	9/18/24	(1,409,394)
USD	13,944,875	BRL	76,182,610	Bank of America N.A.(6)	9/18/24	541,350
USD	31,974,268	BRL	176,274,140	Citibank N.A.	9/18/24	960,696
USD	32,230,305	BRL	176,251,423	Goldman Sachs & Co.	9/18/24	1,220,730
USD	15,981,088	BRL	90,098,978	Goldman Sachs & Co.	9/18/24	129,125
CAD	9,572,732	USD	7,005,972	Citibank N.A.	9/18/24	(62,872)
USD	118,000,544	CAD	162,061,924	Citibank N.A.	9/18/24	457,054
CLP	14,879,245,842	USD	15,711,981	Morgan Stanley	9/23/24	79,764
CLP	15,205,435,452	USD	16,857,467	Morgan Stanley	9/23/24	(719,529)
USD	16,114,365	CLP	14,895,796,368	Bank of America N.A.(6)	9/23/24	305,055
USD	16,555,726	CLP	15,188,884,926	Morgan Stanley	9/23/24	435,353
USD	237,246,563	CNY	1,687,012,858	JPMorgan Chase Bank N.A.	9/18/24	358,837
USD	3,092,570	CNY	22,080,949	JPMorgan Chase Bank N.A.	9/18/24	(8,003)
USD	2,495,176	COP	10,003,308,900	Morgan Stanley	9/18/24	42,046
CZK	189,732,927	USD	8,132,709	Bank of America N.A.(6)	9/18/24	(42,757)
CZK	189,706,321	USD	8,135,729	UBS AG	9/18/24	(46,912)
CZK	379,786,793	USD	16,241,866	UBS AG	9/18/24	(48,278)
USD	16,294,969	CZK	380,487,519	Citibank N.A.	9/18/24	71,503
USD	5,434,041	CZK	125,102,479	JPMorgan Chase Bank N.A.	9/18/24	99,843
USD	16,281,239	CZK	379,759,893	JPMorgan Chase Bank N.A.	9/18/24	88,798
USD	4,565,422	DKK	31,568,990	Citibank N.A.	9/18/24	(25,255)
EUR	3,685,426	USD	4,000,866	Bank of America N.A.(6)	9/18/24	(3,558)
EUR	4,756,003	USD	5,106,292	Citibank N.A.	9/18/24	52,193
EUR	976,836	USD	1,071,667	Citibank N.A.	9/18/24	(12,166)
EUR	1,076,845	USD	1,166,443	JPMorgan Chase Bank N.A.	9/18/24	1,531
EUR	2,130,652	USD	2,316,891	JPMorgan Chase Bank N.A.	9/18/24	(5,931)
EUR	1,625,877	USD	1,764,339	JPMorgan Chase Bank N.A.	9/18/24	(871)
EUR	3,990,772	USD	4,315,648	Morgan Stanley	9/18/24	12,847
EUR	2,280,220	USD	2,465,558	Morgan Stanley	9/18/24	7,628
EUR	1,000,000	USD	1,077,392	Morgan Stanley	9/18/24	7,233
EUR	27,093,581	USD	29,040,564	Morgan Stanley	9/18/24	345,836
EUR	1,200,000	USD	1,294,111	Morgan Stanley	9/18/24	7,440
EUR	6,659,385	USD	7,156,530	Morgan Stanley	9/18/24	66,411
EUR	978,643	USD	1,065,410	Morgan Stanley	9/18/24	(3,948)
USD	4,640,441	EUR	4,272,179	Citibank N.A.	9/18/24	6,725
USD	1,104,187	EUR	1,015,873	Goldman Sachs & Co.	9/18/24	2,345

USD	1,078,275	EUR	992,006	Goldman Sachs & Co.	9/18/24	2,319
USD	119,311	EUR	110,763	JPMorgan Chase Bank N.A.	9/18/24	(826)
USD	560,681,846	EUR	519,893,112	JPMorgan Chase Bank N.A.	9/18/24	(3,207,684)
USD	1,083,382	EUR	1,005,971	JPMorgan Chase Bank N.A.	9/18/24	(7,720)
USD	125,999	EUR	117,289	JPMorgan Chase Bank N.A.	9/18/24	(1,215)
USD	72,918	EUR	67,231	JPMorgan Chase Bank N.A.	9/18/24	(2)
USD	1,080,862	EUR	988,400	JPMorgan Chase Bank N.A.	9/18/24	8,818
USD	1,078,164	EUR	990,350	JPMorgan Chase Bank N.A.	9/18/24	4,005
USD	73,499	EUR	67,703	Morgan Stanley	9/18/24	67
USD	1,129,184	EUR	1,029,447	Morgan Stanley	9/18/24	12,619
USD	1,122,828	EUR	1,032,628	Morgan Stanley	9/18/24	2,812
GBP	10,106,904	USD	12,807,733	Bank of America N.A.(6)	9/18/24	190,674
GBP	5,797,600	USD	7,365,872	Morgan Stanley	9/18/24	90,375
GBP	1,327,827	USD	1,714,425	Morgan Stanley	9/18/24	(6,718)
USD	1,335,715	GBP	1,039,284	Bank of America N.A.(6)	9/18/24	(900)
USD	142,589,909	GBP	112,051,513	Citibank N.A.	9/18/24	(1,518,641)
USD	2,293,905	GBP	1,795,922	Citibank N.A.	9/18/24	(15,817)
USD	3,795,542	GBP	2,994,742	Morgan Stanley	9/18/24	(55,971)
HUF	5,939,604,189	USD	16,425,097	UBS AG	9/18/24	(135,019)
USD	16,332,842	HUF	5,935,361,448	UBS AG	9/18/24	54,401
USD	13,780,655	IDR	225,210,362,076	Bank of America N.A.(6)	9/18/24	(65,897)
USD	32,781,120	IDR	532,594,858,551	Bank of America N.A.(6)	9/18/24	35,723
ILS	61,587,837	USD	16,414,524	Bank of America N.A.(6)	9/18/24	(72,095)
ILS	122,249,701	USD	33,401,558	UBS AG	9/18/24	(962,408)
USD	16,545,095	ILS	61,299,841	Bank of America N.A.(6)	9/18/24	279,086
USD	5,658,201	ILS	20,821,028	Goldman Sachs & Co.	9/18/24	133,309
USD	32,615,427	ILS	122,709,022	JPMorgan Chase Bank N.A.	9/18/24	54,396
USD	103,869,697	JPY	16,100,184,193	Citibank N.A.	9/18/24	(4,353,569)
USD	3,207,378	JPY	508,761,057	Morgan Stanley	9/18/24	(212,445)
KRW	20,738,873,258	USD	15,168,422	Bank of America N.A.(6)	9/19/24	(1,842)
USD	14,468,570	KRW	19,954,184,284	Bank of America N.A.(6)	9/19/24	(124,157)
MXN	301,953,273	USD	16,381,101	Morgan Stanley	9/18/24	(291,581)
USD	7,712,232	MXN	144,020,806	JPMorgan Chase Bank N.A.	9/18/24	38,112
USD	16,682,168	MXN	300,579,302	JPMorgan Chase Bank N.A.	9/18/24	665,860
USD	7,308,012	MYR	34,369,581	Goldman Sachs & Co.	9/18/24	(212,031)
NOK	172,497,922	USD	16,158,829	Citibank N.A.	9/18/24	(331,061)
USD	16,044,384	NOK	172,297,911	Bank of America N.A.(6)	9/18/24	234,968
USD	244,486	NOK	2,619,219	Citibank N.A.	9/18/24	4,156
NZD	6,641,358	USD	4,093,879	Morgan Stanley	9/18/24	(141,041)
NZD	6,456,876	USD	3,980,418	Morgan Stanley	9/18/24	(137,381)
NZD	20,611,632	USD	12,580,000	Morgan Stanley	9/18/24	(312,261)
USD	36,093,349	NZD	58,905,604	Citibank N.A.	9/18/24	1,033,601
PLN	130,225,892	USD	32,108,954	Bank of America N.A.(6)	9/18/24	727,949
PLN	128,465,723	USD	32,951,707	Bank of America N.A.(6)	9/18/24	(558,637)
USD	3,053,544	PLN	12,376,700	Bank of America N.A.(6)	9/18/24	(67,283)
USD	16,443,342	PLN	64,339,507	Bank of America N.A.(6)	9/18/24	219,915
USD	32,229,702	PLN	130,233,781	Citibank N.A.	9/18/24	(609,190)
USD	16,396,033	PLN	64,222,033	UBS AG	9/18/24	202,229
SEK	172,076,240	USD	16,415,203	Bank of America N.A.(6)	9/18/24	(308,499)
USD	4,339,102	SEK	45,397,897	Citibank N.A.	9/18/24	89,762
USD	16,302,960	SEK	172,861,920	UBS AG	9/18/24	122,715
USD	3,100,139	SGD	4,178,259	Morgan Stanley	9/18/24	(32,908)
THB	1,194,960,429	USD	32,711,756	JPMorgan Chase Bank N.A.	9/18/24	937,744
THB	593,966,580	USD	16,508,702	UBS AG	9/18/24	217,106
USD	40,008,594	THB	1,462,836,238	Citibank N.A.	9/18/24	(1,184,156)

USD	16,556,951	THB	598,348,348	Morgan Stanley	9/18/24	(292,245)
TRY	525,213,892	USD	14,689,435	Goldman Sachs & Co.	9/18/24	357,092
USD	14,628,524	TRY	525,213,892	Bank of America N.A.(6)	9/18/24	(418,003)
TWD	528,811,729	USD	16,254,675	Morgan Stanley	9/18/24	(10,140)
TWD	529,656,255	USD	16,342,371	Morgan Stanley	9/18/24	(71,893)
USD	16,327,901	TWD	528,811,729	Bank of America N.A.(6)	9/18/24	83,365
USD	16,337,633	TWD	529,656,255	Bank of America N.A.(6)	9/18/24	67,154
						$(8,630,347)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian Treasury 10-Year Bonds	51	September 2024	$4,541,296	$141,348
Euro-Bobl 5-Year Bonds	415	September 2024	52,777,703	713,471
Euro-Bund 10-Year Bonds	405	September 2024	58,615,359	1,206,560
Euro-OAT 10-Year Bonds	644	September 2024	87,727,481	270,807
Euro-Schatz 2-Year Bonds	900	September 2024	103,319,693	578,620
Korean Treasury 10-Year Bonds	320	September 2024	27,099,183	622,451
U.K. Gilt 10-Year Bonds	342	September 2024	43,622,886	962,346
U.S. Treasury 2-Year Notes	1,351	September 2024	277,451,071	1,929,244
U.S. Treasury 5-Year Notes	234	September 2024	25,246,406	354,255
U.S. Treasury Long Bonds	88	September 2024	10,628,750	169,828
U.S. Treasury Ultra Bonds	199	September 2024	25,465,781	860,369
			$716,495,609	$7,809,299
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	70	September 2024	$7,826,875	$(57,246)
U.S. Treasury 10-Year Ultra Notes	500	September 2024	57,789,063	(1,468,335)
			$65,615,938	$(1,525,581)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29		$133,000,000	$(8,933,774)	$(873,756)	$(9,807,530)
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	14,100,000	960,550	425,607	1,386,157
						$(7,973,224)	$(448,149)	$(8,421,373)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,122,883,777, which represented 34.1% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,611,498.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $1,361,763.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$1,011,320,803	—
Corporate Bonds	—	940,923,481	—
U.S. Government Agency Mortgage-Backed Securities	—	520,057,050	—
Preferred Stocks	—	277,372,124	—
Collateralized Loan Obligations	—	103,933,251	—
U.S. Treasury Securities	—	94,935,386	—
Asset-Backed Securities	—	90,390,367	—
Collateralized Mortgage Obligations	—	89,524,411	—
Commercial Mortgage-Backed Securities	—	84,176,886	—
Municipal Securities	—	8,524,195	—
U.S. Government Agency Securities	—	2,290,433	—
Short-Term Investments	—	82,850,748	—
	—	$3,306,299,135	—
Other Financial Instruments
Futures Contracts	$3,313,696	$4,495,603	—
Swap Agreements	—	1,386,157	—
Forward Foreign Currency Exchange Contracts	—	11,541,373	—
	$3,313,696	$17,423,133	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,525,581	—	—
Swap Agreements	—	$9,807,530	—
Forward Foreign Currency Exchange Contracts	—	20,171,720	—
	$1,525,581	$29,979,250	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.